                   MORGAN STANLEY DEVELOPING GROWTH SECURITIES
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                             January 29, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      File Nos.:  2-81151; 811-3639
         Post-Effective Amendment No. 9
         ------------------------------

Dear Sir or Madam:

         We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule
485(b) thereunder a copy of Post-Effective Amendment No. 28 to the Registration
Statement of this Fund on Form N-1A.

         The Registration Statement is marked to reflect all changes from the
Prospectus and Statement of Additional Information filed pursuant to Rule 485(a)
on November 27, 2006.

         Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

                                               Very truly yours,

                                               /s/ Daniel E. Burton
                                               -------------------------------
                                               Daniel Burton
                                               Assistant Secretary

Enclosures
cc:  Amy R. Doberman, Esq.